Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Life Expectancies

If all of the insured lives in the Company’s life settlement portfolio live six months shorter or longer than the life expectancies provided by these third parties, the change in fair market value would be as follows (dollars in thousands):

Life Expectancy Months Adjustment	Value	Change in Value
+6	95,658	(17,783)
—	113,441	—
-6	132,540	19,099

Market Interest Rate Sensitivity Analysis

Weighted Average Rate	Rate Adjustment	Value	Change in Value
23.51%	-.50%	116,300	2,859
24.01%	—	113,441	—
24.51%	+.50%	110,694	(2,747)

Assets Measured at Fair Value on Recurring Basis

The balances of the Company’s assets measured at fair value on a recurring basis as of December 31, 2012, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Investment in life settlements	$—	$—	$113,441	$113,441
Structured settlement receivables	—	—	1,680	1,680
Investment securities available for sale	—	12,147	—	12,147

	$—	$12,147	$115,121	$127,268

The balances of the Company’s assets measured at fair value on a recurring basis as of December 31, 2011, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Investment in life settlements	$—	$—	$90,917	$90,917
Structured settlement receivables	—	—	12,376	12,376
Investment securities available for sale	—	57,242	—	57,242

	$—	$57,242	$103,293	$160,535

Quantative Information About Level 3 Fair Value Measurements

($ in thousands)		Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/12	Aggregate death benefit 12/31/12	Valuation Technique (s)	Unobservable Input	Range ( Weighted Average)
Non-premium financed	$36,039	$206,450	Discounted cash flow	Discount rate	14.80% - 21.30%
				Life expectancy evaluation	9.1 years
Premium financed	77,402	866,706	Discounted cash flow	Discount rate	16.80% - 33.80%

				Life expectancy evaluation	10.9 years
Investment in life settlements	$113,441	$1,073,156	Discounted cash flow	Discount rate	(24.01%)
				Life expectancy evaluation	(10.6 years)

Structured settlements receivables	$1,680		Discounted cash flow	Facility sales discount rates	6.25% - 15.35%

Changes in Fair value for All Assets using Material Level of Unobservable (Level 3) Inputs

The following tables provide a roll-forward in the changes in fair value for the year ended December 31, 2012, for all assets for which the Company determines fair value using a material level of unobservable (Level 3) inputs (in thousands):

Life Settlements:
Balance, December 31, 2011	$90,917
Purchase of policies	130
Acquired in foreclosure	5,724
Unrealized change in fair value	(5,660)
Transfers into level 3	—
Transfers out of level 3	—
Sale of policies	(5,334)
Premiums paid	27,804
Policies lapsed/written off	(140)
Balance, December 31, 2012	$113,441

Changes in fair value included in earnings for the period relating to assets held at December 31, 2012	$(5,898)

The Company recorded unrealized change in fair value of approximately $5.7 million and a gain of approximately $570,000 for the year ended December 31, 2012 and 2011, respectively.

Structured Settlements:
Balance, December 31, 2011	$12,376
Purchase of contracts	24,313
Unrealized change in fair value	1,823
Sale of contracts	(36,615)
Collections	(217)
Transfers into level 3	—
Transfers out of level 3	—
Balance, December 31, 2012	$1,680

Changes in fair value included in earnings for the period relating to assets held at December 31, 2012	$255

The following tables provide a roll-forward in the changes in fair value for the year ended December 31, 2011, for all assets for which the Company determines fair value using a material level of unobservable (Level 3) inputs (in thousands).

Life Settlements:
Balance, December 31, 2010	$17,138
Purchase of policies	50,480
Acquired in foreclosure	6,409
Unrealized change in fair value	570
Premiums paid	16,320
Transfers into Level 3	—
Transfers out of Level 3	—

Balance, September 30, 2011	$90,917

Changes in fair value included in earnings for the period relating to assets held at December 31, 2011	$570

Structured Settlements:
Balance, December 31, 2010	$1,446
Purchase of contracts	27,545
Unrealized change in fair value	5,302
Sale of contracts	(21,723)
Collections	(194)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance, September 30, 2011	12,376

Changes in fair value included in earnings for the period relating to assets held at December 31, 2011	$4,218

Market Approach Valuation Technique
Market Interest Rate Sensitivity Analysis

Market interest rate sensitivity analysis

Weighted Average Rate Calculated Based on Death Benefit	Rate Adjustment	Value	Change in Value
23.51%	-.50%	116,300	2,859
24.01%	—	113,441	—
24.51%	+.50%	110,694	(2,747)

Changes in fair market value, If all of the insured lives in the Company's life settlement portfolio live six months longer than the life expectancies provided by third parties.
Life Expectancies

If all of the insured lives in the Company’s life settlement portfolio live six months shorter or longer than the life expectancies provided by these third parties, the change in fair market value would be as follows (dollars in thousands):

Life Expectancy Months Adjustment	Value	Change in Value
+6	95,658	(17,783)
-	113,441	—
-6	132,540	19,099